Group employees	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Group employees	29 Group employees
The average number of persons employed by the Group and its associates during the year, including Directors, was 74,583 (2024: 74,617).

	2025 Number	2024 Number
U.S.	4,377	4,021
AME	32,747	31,090
APMEA	13,166	13,098
Subsidiary undertakings	50,290	48,209
Associates	24,293	26,408
	74,583	74,617
Included within the employee numbers for AME are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.